CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 277,996	$ 152,692
Marketable securities	121,534	59,394
Trade accounts receivables, net	43,324	23,706
Inventories	57,016	42,676
Other current assets	15,998	14,817
TOTAL CURRENT ASSETS	515,868	293,285
LONG-TERM ASSETS
Marketable securities	230,696	260,982
Property and equipment, net	18,333	11,031
Severance pay fund	12,606	9,863
Other assets	2,877	2,453
TOTAL LONG-TERM ASSETS	264,512	284,329
TOTAL ASSETS	780,380	577,614
CURRENT LIABILITIES
Accounts payable and accrued expenses	39,415	24,593
Employee related accrued expenses	6,860	5,341
Deferred revenues	5,209	6,635
Other current liabilities	7,165	6,687
TOTAL CURRENT LIABILITIES	58,649	43,256
LONG-TERM LIABILITIES
Accrued severance pay	16,228	12,020
Long-term tax liabilities	7,091	6,864
TOTAL LONG-TERM LIABILITIES	23,319	18,884
COMMITMENTS AND CONTINGENT LIABILITIES (Note 7)
TOTAL LIABILITIES	81,968	62,140
SHAREHOLDERS' EQUITY
Ordinary shares, EUR 0.01 par value: 1,012,565,725 shares authorized at December 31, 2016 and 2015; 221,738,014 and 218,847,430 shares issued and outstanding at December 31, 2016 and 2015 respectively	2,590	2,558
Additional paid-in capital	650,697	577,212
Accumulated other comprehensive loss	(724)	(1,775)
Accumulated surplus (deficit)	45,849	(62,521)
TOTAL SHAREHOLDERS' EQUITY	698,412	515,474
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 780,380	$ 577,614